Pensions and Other Benefit Plans (Details 13)	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013
Defined Benefit Plan Disclosure [Line Items]
Percent of Asset allocation	100.00%	100.00%
Target Allocation Percent	100.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of Asset allocation	23.00%	24.00%
Target Allocation Percent	27.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of Asset allocation	77.00%	76.00%
Target Allocation Percent	73.00%